PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

	For the year ended September 30,
	2024	2023	2022

(Loss) Income before tax expenses	$(1,580,198)	$(1,287,661)	$916,921
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-
Income taxes computed at Hong Kong Profits Tax rate	(260,732)	(212,464)	151,292
Tax allowance at the statutory tax rates	(1,008)	(6,401)	(10,118)
Tax effect on non-assessable income*	(5,214)	(1,519)	(11,747)
Tax effect on non-deductible expenses	124,712	222,184	10,430
Tax effect on tax losses not recognized	147,013	5,336	-
Tax effect on utilization of tax losses	(4,771)	-	(2,405)
Tax effect of two-tier tax rate	-	(3,568)	(21,094)
Income taxes	$-	$3,568	$116,358

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the year ended September 30, 2024, 2023 and 2022.

SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE FOR INCOME TAXES

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the year ended September 30, 2024, 2023 and 2022:

	For the year ended September 30,
	2024	2023	2022

Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
HK SAR statutory tax rate	16.5%	16.5%	16.5%
Tax allowance	0.1%	0.5%	(1.1)%
Non-assessable income	0.3%	0.1%	(1.3)%
Non-deductible expenses	(7.9)%	(17.3)%	1.1%
Tax losses not recognized	(9.3)%	(0.4)%	-
Utilization of tax losses	0.3%	-	(0.2)%
Two-tier tax rate	-	0.3%	(2.3)%
Effective tax rate	$-	$(0.3)%	$12.7%

SCHEDULE OF DEFERRED TAX ASSETS

Significant component of deferred tax assets as follows:

	September 30,
	2024	2023	2022

Net operating loss carry forward	$183,535	$40,257	$34,837
Valuation allowance	(183,535)	(40,257)	(34,837)
Deferred tax assets	$-	$-	$-